Jensen Quality Value Fund
Jensen Quality Value Fund
Investment Objective
The objective of the Jensen Quality Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Jensen Quality Value Fund - USD ($)	Jensen Quality Value Fund - J Shares	Jensen Quality Value Fund - I Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Jensen Quality Value Fund		Jensen Quality Value Fund - J Shares	Jensen Quality Value Fund - I Shares
Management Fees		0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees (Class J)		0.25%	none
Shareholder Servicing Fee (Class I)		none	0.10%
Other Expenses	[1]	0.63%	0.63%
Total Annual Fund Operating Expenses		1.63%	1.48%
Fee Waiver/Expense Reimbursements		(0.38%)	(0.38%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements	[2]	1.25%	1.10%
[1]	Other Expenses include custodian, transfer agency and other customary Fund expenses not listed above and are based on the previous fiscal year's expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Jensen Investment Management, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses exclusive of interest, acquired fund fees and expenses, leverage ( i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest on short positions, brokerage commissions, and extraordinary expenses), do not exceed 1.25% and 1.10% of the Fund's average net assets attributable to Class J shares and Class I shares, respectively, through January 1, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the three year period from the date of the waiver or reimbursement if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through January 1, 2018.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Jensen Quality Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Jensen Quality Value Fund - J Shares	127	477	851	1,901
Jensen Quality Value Fund - I Shares	112	431	772	1,736

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  For the year ended May 31, 2016, the Fund’s portfolio turnover rate was 92.94% of the average value of its portfolio.

Principal Investment Strategies
The Fund’s investment strategy seeks to identify companies the Adviser deems to be undervalued.  To achieve its objective, the Fund invests in equity securities of companies that satisfy the investment criteria described below.  These companies are selected from a universe of all publicly traded U.S. companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity.  In order to qualify for this universe, each company must have a market capitalization of $100 million or more, and a return on equity of 15% or greater in each of the last ten years as determined by the Adviser and may include companies with negative equity resulting from debt-financing of large share repurchases.  Equity securities in which the Fund may invest as a principal strategy consist primarily of common stocks of small- and mid-cap U.S. companies.  For purposes of the Fund, the Adviser considers a company to be a small- or mid-cap company if it has a market capitalization no larger than the largest capitalization company included in the Russell Midcap® Index at the time of the Fund’s investment.  The Adviser determines the companies that qualify for inclusion in the Fund's investable universe on at least an annual basis.

The Fund’s investment strategy is based on applying fundamental analysis and valuation models to this select universe of companies in order to identify investment opportunities.  The valuation models are rooted in fundamentals-based investment principles.

The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective.  In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria described above for inclusion in the universe of companies in which the Fund may invest.  In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.  The Adviser may from time to time engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in this Fund are:

+	Stock Market Risk

The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

+	Management Risk

The investment process used by the Adviser, including the Adviser’s valuation models, to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

+	Company and Sector Risk

The Fund’s investment strategy requires that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of at least 15% per year for each of the prior 10 years.  Because of the relatively limited number of companies that have achieved this strong level of consistent, long term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

+	Small-, Mid- and Micro-Cap Company Risk

The securities of small-cap, mid-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

+	Large-Cap Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Investment Suitability

The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.

Jensen Quality Value Fund - Class J Shares1 ANNUAL Total Return as of December 31, 2015

[1]	The returns in the bar chart are for the Class J shares. The performance of Class I shares will differ due to differences in expenses.

The Fund’s calendar year-to-date return for Class J shares as of September 30, 2016 was 13.84%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was 15.40% for the quarter ended March 31, 2013, and the lowest quarterly return was -13.99% for the quarter ended September 30, 2011.

Average Annual Total Returns For the Periods Ended December 31, 2015
Average Annual Returns - Jensen Quality Value Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Jensen Quality Value Fund - J Shares	Class J Shares Return Before Taxes	(9.38%)		9.47%		8.75%		Mar. 31, 2010
Jensen Quality Value Fund - I Shares	Class I Shares Return Before Taxes	(9.25%)		9.62%		8.92%		Mar. 31, 2010
After Taxes on Distributions | Jensen Quality Value Fund - J Shares	Class J Shares Return After Taxes on Distributions	(13.21%)		6.95%		6.55%
After Taxes on Distributions and Sale of Fund Shares | Jensen Quality Value Fund - J Shares	Class J Shares Return After Taxes on Distributions and Sale of Fund Shares	(3.23%)		7.18%		6.68%
Russell 2500® Total Return Index (reflects no deductions for fees, expenses, or taxes)	Russell 2500® Total Return Index (reflects no deductions for fees, expenses, or taxes)	(2.90%)	[1]	0.32%	[1]	11.76%	[1]	Mar. 31, 2010	[1]
Russell 3000® Value Total Return Index (reflects no deductions for fees, expenses, or taxes)	Russell 3000® Value Total Return Index (reflects no deductions for fees, expenses, or taxes)	(4.13%)		10.98%		11.05%		Mar. 31, 2010
[1]	The Russell 2500® Total Return Index replaced the Russell 3000® Value Total Return Index as the Fund's primary benchmark. The Adviser believes that the new index is more appropriate given the Fund's holdings.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown for the Class J shares only and after-tax returns for the Class I shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.